Related party disclosures (Tables)	12 Months Ended
Sep. 30, 2023
Related party disclosures
Schedule of remuneration of KMP

Total remuneration of the KMP was:

		Post	Other long-
	Short-term	employment	term	Termination	Share-based
$	benefits	benefits	benefits	benefits	payments	Total
Consolidated
2023	22,430,187	601,682	147,090	1,187,215	13,494,675	37,860,849
2022	24,200,581	653,948	124,524	2,243,696	12,115,309	39,338,058
Parent Entity
2023	21,252,526	487,514	147,090	1,187,215	12,904,703	35,979,048
2022	23,079,280	545,877	124,524	2,243,696	11,891,992	37,885,369

Schedule of loans provided and interest charged to KMP and their related parties

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest		Number of
	payable for	Closing loan	KMP with
$	the year	balance	loans
2023	741,814	20,433,290	10
2022[1]	546,866	21,138,301	10

1.      Loan balance as at 30 September 2022 has been revised.

Schedule of options and share rights held by key management personnel, including their related parties

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance share rights and unhurdled share rights held at 30 September 2023 by the CEO and other key management personnel (including their related parties):

		Number of
	Latest Date of Exercise	Share Rights
Managing Director and Chief Executive Officer
Peter King	Ranges from 1 October 2034 to 1 October 2037	570,644
Group Executives[2]
Scott Collary	Ranges from 1 October 2035 to 1 October 2037	315,956
Carolyn McCann	Ranges from 1 October 2034 to 1 October 2037	230,274
Catherine McGrath	Ranges from 1 October 2036 to 1 October 2037	148,357
Anthony Miller	Ranges from 1 October 2035 to 1 October 2037	307,152
Christine Parker	Ranges from 1 October 2034 to 1 October 2037	279,248
Michael Rowland	Ranges from 1 October 2035 to 1 October 2037	250,480
Jason Yetton	Ranges from 2 April 2035 to 1 October 2037	366,861
Ryan Zanin	Ranges from 1 October 2036 to 1 October 2037	150,934
Former Group Executive
Chris De Bruin	Ranges from 1 October 2035 to 1 October 2037	309,041

2.      References to Group Executives are only to those who are KMP.